LEASES - Lease Expenses (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
LEASES
Operating and short-term lease expense	¥ 45,702	¥ 33,452
Finance lease expense	¥ 450	¥ 450